Label	Element	Value
DREYFUS ACTIVE MIDCAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000737520_SupplementTextBlock	July 31, 2013
STRATEGIC FUNDS, INC. Dreyfus Active MidCap Fund
Supplement to Summary and Statutory Prospectuses dated May 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Risk/Return [Heading]	rr_RiskReturnHeading	DREYFUS ACTIVE MIDCAP FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about October 1, 2013, the following information will supersede and replace the last sentence in Principal Investment Strategy in the summary prospectus and Fund Summary - Principal Investment Strategy in the prospectus and the second paragraph in Fund Details - Goal and Approach in the prospectus:

The fund currently considers midsize companies to be those companies with market capitalizations that fall within the range of $400 million and $29 billion. The fund may invest up to 20% of its net assets in securities not considered to be midsize companies.